Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
Note 9: Goodwill and other intangible assets

Goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2015	—	23,462	—	23,462
Foreign exchange translation adjustment	—	(3,840)	—	(3,840)
Balance at December 31, 2016	—	19,622	—	19,622
Foreign exchange translation adjustment	—	1,907	—	1,907
Balance at December 31, 2017	—	21,529	—	21,529
Acquisitions during the year	551	1,231	2,086	3,868
Foreign exchange translation adjustment	—	(1,333)	(73)	(1,406)
Balance at December 31, 2018	551	21,427	2,013	23,991

Customer Relationship Intangible Assets

	December 31, 2018			December 31, 2017
Business segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(11,733)	18,052	29,785	(9,748)	20,037
Cayman	17,728	(4,571)	13,157	12,324	(3,557)	8,767
Channel Islands and the UK	65,698	(51,210)	14,488	58,420	(48,158)	10,262
Other	5,563	(509)	5,054	—	—	—
Total	118,774	(68,023)	50,751	100,529	(61,463)	39,066

Customer relationships are initially valued based on the present value of net cash flows expected to be derived solely from the recurring customer base existing as at the date of acquisition. Customer relationship intangible assets may or may not arise from contracts.

During the year ended December 31, 2018, the Bank acquired $18.2 million new customer intangible assets with an estimated useful life of 15 years, of which $16.9 million was acquired through a business acquisition (see Note 26 Business combinations) and $1.3 million via asset acquisitions (December 31, 2017: nil, December 31, 2016: $21.4 million). The amortization expense amounted to $5.1 million (December 31, 2017: $4.2 million, December 31, 2016: $4.5 million) and the foreign exchange translation adjustment decreased the net carrying amount by $1.5 million (December 31, 2017: decreased by $1.0 million, December 31, 2016: decreased by $2.3 million). The estimated aggregate amortization expense for each of the succeeding five years is $5.4 million.